Annual Fund Operating Expenses	Jun. 30, 2024
The U.S. Equity Portfolio | The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%	[1]
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.18%	[2]
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%	[3]
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.24%	[4]
The ESG Growth Portfolio | The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[5]
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.25%	[6]
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[7]
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.47%	[8]
The International Equity Portfolio | The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%	[9]
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.25%	[10]
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[11]
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.54%	[12]
The Emerging Markets Portfolio | The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[13]
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.43%	[14]
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%	[15]
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.31%	[16]
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[17]
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.06%	[18]
The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[19]
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.14%	[20]
The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[21]
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.19%	[22]
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[23]
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.23%	[24]
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%	[25]
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.31%	[26]
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[27]
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	0.48%	[28]

[1]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[3]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[4]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[5]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[6]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[7]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[8]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[9]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[10]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[11]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[12]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024
[13]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[14]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[15]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[16]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[17]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[18]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[19]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[20]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[21]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[22]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[23]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[24]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[25]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[26]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.
[27]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[28]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2024.